Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	4.70%	2.80%
Valuation allowance	(20.00%)	22.20%
Permanent items	(5.20%)	0.00%
Other, net	(0.50%)	0.60%
Provision for income taxes	0.00%	46.60%